Credit Facilities - Debt Outstanding and Deferred Financing Costs (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Current portion of long-term debt	$ 16,250	$ 8,762
Principal	656,955	670,975
Unamortized Deferred Financing Costs	(13,644)	(16,063)
Net	643,311	654,912
MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Current portion of long-term debt		8,762	$ 6,500
Principal		670,975	640,887
Unamortized Deferred Financing Costs		(16,063)	(29,602)
Net		654,912	611,285
Secured Debt
Debt Instrument [Line Items]
Current portion of long-term debt	16,250	8,125
Secured Debt | MSG National Properties LLC
Debt Instrument [Line Items]
Principal	629,687
Unamortized Deferred Financing Costs	(13,644)
Net	616,043
Revolving Credit Facility | MSG National Properties LLC
Debt Instrument [Line Items]
Principal	27,100
Unamortized Deferred Financing Costs	0	0
Net	27,100
Other Debt Obligations
Debt Instrument [Line Items]
Current portion of long-term debt	0	637
Principal	168	0
Unamortized Deferred Financing Costs	0	0
Net	$ 168	0
Other Debt Obligations | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Current portion of long-term debt		637	0
Principal		0	637
Unamortized Deferred Financing Costs		0	0
Net		0	637
MSG National Properties LLC | Secured Debt
Debt Instrument [Line Items]
Principal		641,875
Unamortized Deferred Financing Costs		(16,063)
Net		625,812
MSG National Properties LLC | Secured Debt | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Current portion of long-term debt		8,125	6,500
Principal		641,875	640,250
Unamortized Deferred Financing Costs		(16,063)	(29,602)
Net		625,812	610,648
MSG National Properties LLC | Revolving Credit Facility
Debt Instrument [Line Items]
Principal		29,100
Net		29,100
MSG National Properties LLC | Revolving Credit Facility | MSGE SPINCO, INC [Member]
Debt Instrument [Line Items]
Principal		29,100	0
Unamortized Deferred Financing Costs		0	0
Net		$ 29,100	$ 0